Schedule of investments
Delaware Ivy High Yield Fund
June 30, 2023 (Unaudited)
	Principal amount°	Value (US $)
Corporate Bonds — 95.80%
Automotive — 2.68%
Ford Motor 4.75% 1/15/43	220,000	$ 169,370
Ford Motor Credit
3.375% 11/13/25	150,000	139,620
4.125% 8/17/27	150,000	137,107
4.542% 8/1/26	165,000	155,248

Goodyear Tire & Rubber 5.25% 7/15/31	315,000	273,995
		875,340
Basic Industry — 6.99%
Chemours 144A 5.75% 11/15/28 #	310,000	285,152
First Quantum Minerals
144A 7.50% 4/1/25 #	200,000	200,032
144A 8.625% 6/1/31 #	260,000	266,794
FMG Resources August 2006
144A 5.875% 4/15/30 #	220,000	209,745
144A 6.125% 4/15/32 #	95,000	90,672

Novelis 144A 4.75% 1/30/30 #	420,000	373,658
Standard Industries
144A 3.375% 1/15/31 #	251,000	202,342
144A 5.00% 2/15/27 #	420,000	400,684

Vibrantz Technologies 144A 9.00% 2/15/30 #	330,000	253,265
		2,282,344
Capital Goods — 5.61%
Ardagh Metal Packaging Finance USA 144A 4.00% 9/1/29 #	200,000	158,622
Bombardier
144A 6.00% 2/15/28 #	206,000	194,940
144A 7.50% 2/1/29 #	70,000	69,270
Clydesdale Acquisition Holdings
144A 6.625% 4/15/29 #	50,000	47,742
144A 8.75% 4/15/30 #	135,000	119,316
Mauser Packaging Solutions Holding
144A 7.875% 8/15/26 #	350,000	348,106
144A 9.25% 4/15/27 #	105,000	97,038

Roller Bearing Co. of America 144A 4.375% 10/15/29 #	340,000	305,034
Sealed Air 144A 5.00% 4/15/29 #	140,000	130,414
TransDigm 4.625% 1/15/29	405,000	360,745
		1,831,227
Communications — 9.75%
Altice France 144A 5.50% 10/15/29 #	330,000	236,327
Altice France Holding 144A 6.00% 2/15/28 #	370,000	180,829
Connect Finco 144A 6.75% 10/1/26 #	380,000	369,442
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Communications (continued)
Consolidated Communications
144A 5.00% 10/1/28 #	130,000	$ 97,708
144A 6.50% 10/1/28 #	350,000	276,500

Digicel International Finance 144A 8.75% 5/25/24 #	235,000	215,613
Frontier Communications Holdings
144A 5.00% 5/1/28 #	45,000	38,870
144A 5.875% 10/15/27 #	365,000	335,342
5.875% 11/1/29	120,000	87,721
144A 6.75% 5/1/29 #	120,000	93,219
144A 8.75% 5/15/30 #	70,000	68,479

Northwest Fiber 144A 4.75% 4/30/27 #	330,000	291,753
Sable International Finance 144A 5.75% 9/7/27 #	200,000	187,709
Telesat Canada
144A 4.875% 6/1/27 #	236,000	141,934
144A 6.50% 10/15/27 #	280,000	115,249

Vmed O2 UK Financing I 144A 4.75% 7/15/31 #	240,000	199,815
VZ Secured Financing 144A 5.00% 1/15/32 #	305,000	245,969
		3,182,479
Consumer Goods — 0.77%
Cerdia Finanz 144A 10.50% 2/15/27 #	165,000	162,489
Pilgrim's Pride 4.25% 4/15/31	105,000	90,141
		252,630
Electric — 2.36%
Calpine
144A 4.625% 2/1/29 #	50,000	42,243
144A 5.125% 3/15/28 #	275,000	245,790
Vistra
144A 7.00% 12/15/26 #, μ, ψ	365,000	318,873
144A 8.00% 10/15/26 #, μ, ψ	175,000	163,821
		770,727
Energy — 14.48%
Ascent Resources Utica Holdings 144A 5.875% 6/30/29 #	270,000	241,159
Callon Petroleum
144A 7.50% 6/15/30 #	125,000	118,104
144A 8.00% 8/1/28 #	405,000	400,915

CNX Midstream Partners 144A 4.75% 4/15/30 #	125,000	106,147
CNX Resources 144A 6.00% 1/15/29 #	250,000	231,972
NQ- IV901 [0623] 0823 (3050888)    1

Schedule of investments
Delaware Ivy High Yield Fund   (Unaudited)
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
Crestwood Midstream Partners
144A 6.00% 2/1/29 #	30,000	$ 28,043
144A 7.375% 2/1/31 #	280,000	276,309

EQM Midstream Partners 144A 4.75% 1/15/31 #	315,000	276,300
Genesis Energy
7.75% 2/1/28	275,000	261,885
8.00% 1/15/27	314,000	306,499
Hilcorp Energy I
144A 6.00% 4/15/30 #	350,000	319,063
144A 6.00% 2/1/31 #	30,000	26,854
144A 6.25% 4/15/32 #	138,000	123,217

Murphy Oil 6.375% 7/15/28	433,000	427,208
NuStar Logistics
6.00% 6/1/26	157,000	153,076
6.375% 10/1/30	159,000	151,876

Occidental Petroleum 4.50% 7/15/44	65,000	49,926
Southwestern Energy
5.375% 2/1/29	108,000	101,808
5.375% 3/15/30	269,000	251,283
USA Compression Partners
6.875% 4/1/26	346,000	339,251
6.875% 9/1/27	60,000	57,353

Vital Energy 144A 7.75% 7/31/29 #	280,000	231,269
Weatherford International 144A 8.625% 4/30/30 #	245,000	248,963
		4,728,480
Financial Services — 3.10%
AerCap Holdings 5.875% 10/10/79 μ	399,000	376,890
Air Lease 4.65% 6/15/26 μ, ψ	230,000	192,524
Castlelake Aviation Finance DAC 144A 5.00% 4/15/27 #	297,000	263,270
Midcap Financial Issuer Trust 144A 6.50% 5/1/28 #	200,000	178,237
		1,010,921
Healthcare — 6.46%
AthenaHealth Group 144A 6.50% 2/15/30 #	160,000	134,823
Avantor Funding 144A 3.875% 11/1/29 #	220,000	192,814
Bausch Health 144A 6.125% 2/1/27 #	335,000	214,852
Cheplapharm Arzneimittel 144A 5.50% 1/15/28 #	240,000	217,542
CHS 144A 5.25% 5/15/30 #	235,000	185,359
DaVita 144A 4.625% 6/1/30 #	405,000	348,133
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Healthcare (continued)
Medline Borrower 144A 3.875% 4/1/29 #	208,000	$ 180,962
Organon & Co. 144A 5.125% 4/30/31 #	250,000	206,591
Tenet Healthcare
4.375% 1/15/30	240,000	216,805
6.125% 10/1/28	145,000	139,731
144A 6.75% 5/15/31 #	70,000	70,258
		2,107,870
Insurance — 5.09%
HUB International 144A 5.625% 12/1/29 #	495,000	444,568
Jones Deslauriers Insurance Management
144A 8.50% 3/15/30 #	375,000	383,008
144A 10.50% 12/15/30 #	245,000	247,181
NFP
144A 6.875% 8/15/28 #	320,000	278,218
144A 7.50% 10/1/30 #	110,000	106,601

USI 144A 6.875% 5/1/25 #	205,000	203,731
		1,663,307
Leisure — 7.50%
Boyd Gaming 144A 4.75% 6/15/31 #	510,000	456,146
Caesars Entertainment 144A 8.125% 7/1/27 #	226,000	231,558
Carnival
144A 5.75% 3/1/27 #	612,000	563,967
144A 7.625% 3/1/26 #	118,000	115,678
Royal Caribbean Cruises
144A 5.375% 7/15/27 #	198,000	185,348
144A 5.50% 4/1/28 #	338,000	315,535

Scientific Games Holdings 144A 6.625% 3/1/30 #	345,000	303,919
Scientific Games International 144A 7.25% 11/15/29 #	275,000	275,591
		2,447,742
Media — 11.07%
AMC Networks 4.25% 2/15/29	270,000	145,448
Arches Buyer 144A 6.125% 12/1/28 #	315,000	271,766
CCO Holdings 144A 4.50% 8/15/30 #	680,000	566,842
CMG Media 144A 8.875% 12/15/27 #	390,000	273,936
CSC Holdings
144A 4.625% 12/1/30 #	710,000	316,644
144A 5.00% 11/15/31 #	275,000	128,343

2    NQ- IV901 [0623] 0823 (3050888)

(Unaudited)
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Media (continued)

Cumulus Media New Holdings 144A 6.75% 7/1/26 #	265,000	$ 182,483
Directv Financing 144A 5.875% 8/15/27 #	395,000	358,190
DISH DBS 144A 5.75% 12/1/28 #	370,000	275,894
Gray Escrow II 144A 5.375% 11/15/31 #	135,000	89,626
Gray Television 144A 4.75% 10/15/30 #	465,000	315,835
Nexstar Media 144A 4.75% 11/1/28 #	255,000	221,501
Sirius XM Radio 144A 4.125% 7/1/30 #	570,000	465,949
		3,612,457
Retail — 6.46%
Asbury Automotive Group
144A 4.625% 11/15/29 #	245,000	217,740
4.75% 3/1/30	215,000	191,288
Bath & Body Works
6.875% 11/1/35	215,000	197,050
6.95% 3/1/33	220,000	197,653

LSF9 Atlantis Holdings 144A 7.75% 2/15/26 #	374,000	348,625
Michaels
144A 5.25% 5/1/28 #	145,000	117,301
144A 7.875% 5/1/29 #	110,000	74,250
Murphy Oil USA
144A 3.75% 2/15/31 #	75,000	62,932
4.75% 9/15/29	400,000	367,604

PetSmart 144A 7.75% 2/15/29 #	335,000	333,237
		2,107,680
Services — 4.99%
CDW 3.569% 12/1/31	375,000	316,972
Gartner 144A 4.50% 7/1/28 #	215,000	201,049
Prime Security Services Borrower
144A 3.375% 8/31/27 #	270,000	238,398
144A 5.75% 4/15/26 #	185,000	181,768

Staples 144A 7.50% 4/15/26 #	409,000	338,353
White Cap Buyer 144A 6.875% 10/15/28 #	223,000	202,391
White Cap Parent 144A PIK 8.25% 3/15/26 #, >	157,000	150,558
		1,629,489
Technology & Electronics — 6.05%
Clarios Global 144A 8.50% 5/15/27 #	255,000	255,895
CommScope 144A 8.25% 3/1/27 #	110,000	88,152
CommScope Technologies 144A 6.00% 6/15/25 #	197,000	183,869
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Technology & Electronics (continued)
Entegris Escrow 144A 5.95% 6/15/30 #	365,000	$ 350,264
Micron Technology 5.875% 9/15/33	170,000	168,549
NCR 144A 5.125% 4/15/29 #	454,000	402,330
Seagate HDD Cayman
5.75% 12/1/34	100,000	88,842
144A 8.25% 12/15/29 #	90,000	94,083

Sensata Technologies 144A 4.00% 4/15/29 #	160,000	142,589
SS&C Technologies 144A 5.50% 9/30/27 #	210,000	201,318
		1,975,891
Transportation — 2.44%
Air Canada 144A 3.875% 8/15/26 #	235,000	218,022
American Airlines 144A 5.75% 4/20/29 #	187,615	182,339
Azul Investments 144A 5.875% 10/26/24 #	200,000	169,128
Grupo Aeromexico 144A 8.50% 3/17/27 #	255,000	228,396
		797,885
Total Corporate Bonds (cost $33,850,711)		31,276,469

Municipal Bonds — 0.62%
GDB Debt Recovery Authority of Puerto Rico Revenue (Taxable) 7.50% 8/20/40	243,642	201,614
Total Municipal Bonds (cost $230,814)		201,614
	Number of shares
Short-Term Investments — 2.01%
Money Market Mutual Funds — 2.01%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.72%)	164,093	164,093
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.99%)	164,093	164,093
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.14%)	164,093	164,093

NQ- IV901 [0623] 0823 (3050888)    3

Schedule of investments
Delaware Ivy High Yield Fund   (Unaudited)
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.03%)	164,093	$ 164,093
Total Short-Term Investments (cost $656,372)		656,372

Total Value of Securities—98.43% (cost $34,737,897)		32,134,455
Receivables and Other Assets Net of Liabilities—1.57%		512,797
Net Assets Applicable to 3,954,306 Shares Outstanding—100.00%		$32,647,252

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2023, the aggregate value of Rule 144A securities was $25,163,001, which represents 77.08% of the Fund's net assets.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2023. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
>	PIK. 100% of the income received was in the form of cash.
Summary of abbreviations:
DAC – Designated Activity Company
PIK – Payment-in-kind
USD – US Dollar

4    NQ- IV901 [0623] 0823 (3050888)